ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS (Details)	6 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) shares	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 14, 2023 $ / shares shares	Jun. 30, 2023 $ / shares shares	Jun. 30, 2021 USD ($) shares
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants to purchase ordinary shares | shares	863,333				863,333			7,950,769
Exercise price of warrants (in dollars per share) | $ / shares								$ 0.25
Fair value of warrants | $										$ 34,860,000
Fair value of the warrant liability	¥ 17,504				$ 2,398	¥ 6,969
Changes in warrants liabilities	10,327	$ 1,415	¥ 10,461,075	$ 197,692
Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Fair value of the warrant liability	¥ 17,504				$ 2,398		$ 959
Post 2024 Reverse Stock Split
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants to purchase ordinary shares | shares	47,963				47,963			441,710
Exercise price of warrants (in dollars per share) | $ / shares								$ 4.5
Class A Ordinary Shares
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants to purchase ordinary shares | shares						863,333	863,333		7,950,769	8,814,102
Exercise price of warrants (in dollars per share) | $ / shares							$ 6.24		$ 0.8
Class A Ordinary Shares | Post 2024 Reverse Stock Split
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants to purchase ordinary shares | shares						47,963	47,963		441,710	489,673
Exercise price of warrants (in dollars per share) | $ / shares							$ 112.32		$ 14.4